Other Operating Gains (Losses), Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Gains (Losses), Net (Tables) [Line Items]
Schedule of other operating gains (losses), net
For the years ended December 31,	2022	2021	2020
Gain (loss) on disposal of assets	$7	$(848)	$(215)
C-band clearing proceeds	—	108,463	—
Other operating gains (losses), net	$7	$107,615	$(215)